Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 – SUBSEQUENT EVENTS

On March 30, 2026, Sunrise Guizhou entered into a line of credit financing contract with Bank of China (“Bank of China”) Xingren Branch for a revolving line credit of RMB 7,000,000, or $1,000,987, for a term from March 30, 2026 to March 30, 2029. Sunrise Guizhou fully utilized the line of credit for a short term loan with the interest rate of one year loan prime rate from March 30, 2026 to March 29, 2027. Mr. Haiping Hu was the guarantor of the revolving line of credit. Sunrise Guizhou also pledged its manufacturing facilities of RMB 13,901,944, or $1,987,952 for guarantee to secure the revolving line of credit.

In January, 2026, Sunrise Guizhou entered into a factoring agreement, which is in essence of loan, with CCB Qianxinan Branch and CCB’s affiliates for supplier payment for a period from January 2026 to January 2027. The loan was guaranteed by Mr. Haiping Hu and Zhuhai Zibo. Sunrise Guizhou also pledged its buildings and land use rights of its manufacturing facilities to CCB. As the date of this consolidated financial statement, the loan balance is RMB 97,000,000, or $13,870,816.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were available to be issued, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed in this Note 27 or elsewhere in the notes to the consolidated financial statements.